Consolidated Statement of Changes in Equity - USD ($) $ in Thousands		Total		Total		Share Capital	Share premium account	Other Reserves		Accumulated deficit	Accumulated other comprehensive loss	Non-controlling interest
Balance (Previously stated) at Dec. 31, 2020		$ (254,678)		$ (255,455)		$ 2,001	$ 54,412	$ 39,897		$ (327,344)	$ (24,421)	$ 777
Balance (Adjustment) at Dec. 31, 2020		(28,024)		(28,024)						(28,589)	565
Balance at Dec. 31, 2020		(282,702)		(283,479)		2,001	54,412	39,897		(355,933)	(23,856)	777
Profit loss for the year		(107,743)		(107,743)						(106,992)	(751)	0
Transfer to reserves		0		0				2,852		(2,852)
Other comprehensive income/(loss) for the year		12		1,729							1,729	(1,717)
Non-controlling interest | Previously stated		(1,717)
Non-controlling interest | Adjustment		0
Non-controlling interest		(1,717)	[1]	(1,717)							(1,717)
Termination of put option agreements		298,699	[2]	298,699	[2]	903	297,796
Subtotal		(93,451)		(92,511)		2,904	352,208	42,749	[3]	(465,777)	(24,595)	(940)
Capital restructuring of Crynssen Pharma Group Limited (at exchange ratio of 1:33.4448)		0		0		(1,933)	1,933
Subtotal - restructured		(93,451)		(92,511)		971	354,141	42,749		(465,777)	(24,595)	(940)
Acquisition of Union Acquisition Corp. II		174,940		174,940		202	174,738
Shares held in escrow		(106,364)		(106,364)		(117)	(106,247)
Redemption of redeemable shares		(45,000)		(45,000)		(45)	(44,955)
Other		(114)		(114)						(114)
Balance (Previously stated) at Dec. 31, 2021		(38,340)
Balance (Adjustment) at Dec. 31, 2021		(31,649)
Balance at Dec. 31, 2021		(69,989)	[4]	(69,049)		1,011	377,677	42,749		(465,891)	(24,595)	(940)
Profit loss for the year		36,126		36,126						36,126
Transfer to reserves		0		0				2,994		(2,994)
Other comprehensive income/(loss) for the year		(3,492)		(3,495)							(3,495)	3
Non-controlling interest | Previously stated		3
Non-controlling interest | Adjustment		0
Non-controlling interest		3	[1]	3							3
Other		218		218						218	0
Balance (Previously stated) at Dec. 31, 2022		(1,878)
Balance (Adjustment) at Dec. 31, 2022		(35,256)
Balance at Dec. 31, 2022		(37,134)	[4]	(36,197)		1,011	377,677	45,743		(432,541)	(28,087)	(937)
Profit loss for the year		40,343		40,343						40,343
Transfer to reserves		0		0				4,495		(4,495)
Other comprehensive income/(loss) for the year		(2,159)		(2,150)							(2,150)	(9)
Non-controlling interest		(9)		(9)							(9)
Other		407		407						407	0
Treasury shares acquired	[5]	(2,184)		(2,184)
Balance at Dec. 31, 2023		$ (736)		$ 210		$ 1,011	$ 375,493	$ 50,238		$ (396,286)	$ (30,246)	$ (946)

[1]	Refer to Note 4. Independent Investigation and Restatement
[2]	Includes the OCI related to foreign currency exchange difference from liquidated foreign operations reclassified to Other Expenses, net for the year ended December 31, 2021.
[3]	Includes the appropriate values from net income to comply with legal provisions related to asset protection according to applicable jurisdictions with cumulative earnings.
[4]	Refer to Note 4. Independent Investigation and Restatement
[5]	Comprises the cost of the Company's shares held by the Group . As of December 31, 2023, the Group held 653,784 of the Company's Ordinary Shares.